Loans Receivable and Allowance for Loan Losses (Summary of Amount of Loans in Each Category that were Individually and Collectively Evaluated for Impairment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 2,144	$ 1,319
Loans acquired with deteriorated credit quality	696	886
Collectively evaluated for impairment	921,836	848,097
Total Loans	924,676	850,302
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with deteriorated credit quality	476	630
Collectively evaluated for impairment	229,305	234,893
Total Loans	229,781	235,523
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	2,144	1,319
Loans acquired with deteriorated credit quality	220	256
Collectively evaluated for impairment	388,963	373,215
Total Loans	391,327	374,790
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	17,732	17,445
Total Loans	17,732	17,445
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	134,150	110,542
Total Loans	134,150	110,542
Consumer Loans To Individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	151,686	112,002
Total Loans	$ 151,686	$ 112,002